STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 001	12 Months Ended
Feb. 28, 2026 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 1,068,527
Interest and dividends from investments	169,573
Total investment income	1,238,100
Interest income on notes receivable from participants	2,418
Contributions:
Employer	36,664
Participants	271,030
Rollover	6,503
Total contributions	314,197
Deductions from net assets:
Benefits paid to participants	2,641,864
Administrative expenses	51,112
Total deductions	2,692,976
Net changes	(1,138,261)
Net assets available for benefits:
Beginning of the year	10,693,795
End of the year	$ 9,555,534